September 30, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD MALVERN FUNDS (THE TRUST)

FILE NO.  33-23444

Ladies and Gentlemen:

Enclosed is the 46th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. This filing addresses changes to Vanguard Asset Allocation Fund (the Fund), a series of the Trust. The purposes of this amendment are (1) to disclose changes to the Fund’s investment advisory structure, investment objective, strategies, and risks, and (2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on November 29, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with comments concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

 cc: Chad Eskildsen, Esq.

       U.S. Securities and Exchange Commission

      Brion Thompson, Esq.

       U.S. Securities and Exchange Commission

Enclosures